Result on disposal of group companies (Tables)	12 Months Ended
Dec. 31, 2019
Result on disposal of group companies [abstract]
Summary of Result on Disposal of Group Companies
25 Result on disposal of group companies

Result on disposal of group companies
	2019	2018	2017
Baring Private Equity Partners			1
ING Lease Italy	–2	–123
ING Mauritius	119
	117	–123	1